Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes restricted stock awards activity under the 2014 Plan for the year ended December 31, 2014, after giving effect to both the conversion of restricted Class C common stock to restricted Class A common stock on an 85.8661-for-one basis and the 127.1624-for-one Class A common stock split immediately prior to the completion of the IPO:

	Number of RSAs Outstanding	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2014	—	$—
Granted	4,977,586	$1.11
Forfeited	(101,019)	$0.68
Balance at December 31, 2014	4,876,567	$1.12

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table presents information regarding outstanding RSUs as of December 31, 2014, and changes during the year ended December 31, 2014:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2014	—	$—
Granted	825,943	$27.37
Balance at December 31, 2014	825,943	$27.37

Schedule of Share-based Compensation, Stock Options, Activity
The following table presents information regarding outstanding options as of December 31, 2014, and changes during the year ended December 31, 2014:

	Number of Options Outstanding	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value (in thousands)
Balance at January 1, 2014	—	$—
Granted	150,000	$29.31
Balance at December 31, 2014	150,000	$29.31	$236

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
As of December 31, 2014, our weighted average assumptions were as follows:

Year ended
December 31, 2014
Risk-free interest rate	1.42%
Expected volatility	63%
Expected term (in years)	4
Expected dividend yield	3.7%